Document and Entity Information	Apr. 29, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	TEXAS CAPITAL BANCSHARES INC/TX
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001077428
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34657
Entity Tax Identification Number	75-2679109
Entity Address, Address Line One	2000 McKinney Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	932-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TCBI
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Non-Cumulative Perpetual Preferred Stock Series A, par value $0.01 per share
Trading Symbol	TCBIP
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Non-Cumulative Perpetual Preferred Stock Series B, par value $0.01 per share
Trading Symbol	TCBIO
Security Exchange Name	NASDAQ